Trade receivables - Summary of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ 130,004	$ 18,849	¥ 38,456
Trade receivables [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	152,256		40,926
Provision on Impairment [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ (22,252)		¥ (2,470)